Investments in Associates and Joint Ventures - Reconciles of Summary of Financial Information (Details) - TelevisaUnivision (formerly known as UH II) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)
Disclosure of associates [line items]
Net (loss) income	$ (637,955)	$ (12,555,817)	$ 208,638	$ 4,232,441	$ 3,635	$ 78,133
Other comprehensive income (loss)	$ 209,354	4,245,660	$ 11,374	232,773	$ (2,367)	(50,872)
Purchase price allocation and other adjustments:
Net income (loss) adjustments		(3,790,887)		4,834,744		79,163
Other comprehensive loss adjustments						(6,657)
Group's interest in UHI:
Net loss		(8,764,930)		(602,303)		(1,030)
Other comprehensive income (loss)		4,245,660		232,773		(57,529)
Reversal of impairment (impairment loss)		$ 593,838		$ 4,161,704		$ (5,455,356)